Highland Alpha Trend Strategies Fund | Highland Alpha Trend Strategies Fund - Class A, C, R and Y
HIGHLAND ALPHA TREND STRATEGIES FUND
Investment Objective
The investment objective of Highland Alpha Trend Strategies Fund (the “Fund”) is to provide shareholders with above average total returns over a complete market cycle primarily through capital appreciation, while also attempting to preserve capital and mitigate risk through hedging activities.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Highland Funds II equity funds, or at least $100,000 in Highland Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in the “Reduced Sales Charges for Class A Shares” section on page 15 of the Fund’s Prospectus and the “Programs for Reducing or Eliminating Sales Charges” section of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Highland Alpha Trend Strategies Fund	Class A, Highland Alpha Trend Strategies Fund	Class C, Highland Alpha Trend Strategies Fund		Class R, Highland Alpha Trend Strategies Fund	Class Y, Highland Alpha Trend Strategies Fund
Shareholder Fees Column [Text]	Class A	Class C		Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)	5.75%	none		none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	none	none		none	none
Maximum Contingent Deferred Sales Charge (as % of the net asset value at the time of purchase or redemption, whichever is lower)	none	1.00%	[1]	none	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	2.00%	2.00%		2.00%	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	2.00%	2.00%		2.00%	2.00%
[1]	The contingent deferred sales charge ("CDSC") on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first year of purchase. There is no CDSC on Class C Shares thereafter.

Annual Fund Operating Expenses (expenses that you pay each year as % of the value of your investment)
Annual Fund Operating Expenses Highland Alpha Trend Strategies Fund		Class A, Highland Alpha Trend Strategies Fund	Class C, Highland Alpha Trend Strategies Fund	Class R, Highland Alpha Trend Strategies Fund	Class Y, Highland Alpha Trend Strategies Fund
Management Fees		2.00%	2.00%	2.00%	2.00%
Distribution and Service (12b-1) Fees		0.35%	1.00%	0.50%	none
Other Expenses	[1]	0.64%	0.64%	0.64%	0.64%
Acquired Fund Fees and Expenses		0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses		3.05%	3.70%	3.20%	2.70%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Expense Example.
This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Highland Alpha Trend Strategies Fund (USD $)	Expense Example, By Year, Column	1 Year	3 Years	Expense Example, No Redemption, By Year, Column	1 Year	3 Years
Class A, Highland Alpha Trend Strategies Fund	Class A:	865	1,463
Class C, Highland Alpha Trend Strategies Fund	Class C: if you sold all your shares at the end of the period	472	1,132	Class C: if you did not sell your shares	372	1,132
Class R, Highland Alpha Trend Strategies Fund	Class R:	323	986
Class Y, Highland Alpha Trend Strategies Fund	Class Y:	273	838

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. Since the Fund has not begun operations yet, it has not yet reported a portfolio turnover rate as of the date of this Prospectus.
Principal Investment Strategies

The Fund seeks to achieve its investment objective by allocating assets among proprietary technically-based trend following strategies. The Fund takes long and short positions in broad index based securities (primarily domestically-listed foreign equity exchange-traded funds (“ETFs”)) based on long and intermediate term trends. The Fund also employs short term counter trend strategies that seek to hedge the trend following strategy and mitigate risk, seeking profit from short term market volatility. The strategies are intended to have low correlation with market benchmarks and with each other.

Anchor Capital Management Group, Inc. (“Anchor” or the “Sub-Adviser”) will allocate Fund assets among strategies that it believes offer the potential for attractive investment returns individually and that are expected to blend within the Fund’s portfolio so that it will have lower correlation and lower volatility relative to the market than any of the individual strategies alone. In seeking to take advantage of increases or declines in the price of equity securities or indexes, the Fund may use stock baskets (groups of stocks that may be purchased through a single transaction) and exchange-traded notes (“ETNs”). In executing its counter trend strategy, the Fund may rotate investment positions among securities typically correlated to specific countries or regions. Security selection is determined through the Sub-Adviser’s mathematical and statistical models; however, the Sub-Adviser may alter such selection based on its assessment of current market conditions and other factors.

As part of its investment strategies, the Sub-Adviser actively employs the use of cash and cash equivalents in an attempt to sidestep market declines and lower overall portfolio volatility. In particular, the Fund may invest all or substantially all of its assets in cash or cash equivalents when the Sub-Adviser determines that market conditions so warrant. To the extent the Fund is invested heavily in cash, it may not achieve its investment objective and, if expenses of the Fund are greater than what is earned on the cash, the Fund may experience negative returns.

The Fund may use derivatives, primarily swaps, options and futures contracts, as substitutes for securities in which the Fund can invest. The Fund may also use derivatives to an unlimited extent to hedge various investments for risk management and speculative purposes.

The Fund may invest, directly and indirectly (through derivatives and other pooled investment vehicles (including ETFs)), in securities of issuers of any market capitalization. The Fund may invest without limitation in investments tied economically to any country in the world, including emerging countries.

Principal Risks

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

   Equity Securities Risk is the risk that stock prices will fall over short or long periods of time. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

   Exchange-Traded Funds Risk is the risk that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and may result in a loss. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

   Short Sales Risk is the risk of loss associated with any appreciation on the price of a security borrowed in connection with a short sale. The Fund may engage in short sales that are not made “against the box.” Short sales that are not made “against-the-box” theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

   Derivatives Risk is the risk that an investment in derivatives, such as swaps, options and futures, may not correlate completely to the performance of the underlying securities or index and may be volatile, and may result in a loss greater than the principal amount invested. Equity derivatives may also be subject to liquidity risk, as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

   Counterparty Risk is the risk that a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

   Currency Risk is the risk that fluctuations in exchange rates will adversely affect the value of the Funds foreign currency holdings and investments denominated in foreign currencies.

   Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities either directly or indirectly may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. These risks may be heightened for emerging markets securities.

   Emerging Markets Risk is the risk of investing in securities of companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging markets countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

   Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-2009, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

   Hedging Risk is the risk that, although intended to limit or reduce investment risk, hedging strategies may also limit or reduce the potential for profit. There is no assurance that hedging strategies will be successful.

   Illiquid and Restricted Securities Risk is the risk that the Adviser may not be able to sell illiquid or restricted securities at the price it would like or may have to sell them at a loss. Securities of non-U.S. issuers, and emerging markets securities in particular, are subject to illiquidity risk.

   Management Risk is the risk that the Adviser or Sub-Adviser may be incorrect in its assessment of the intrinsic value of the securities the Fund holds which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio managers use quantitative analyses and/or models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio managers to implement strategies.

   Micro, Small and Mid-Cap Securities Risk is the risk that investments in securities of companies with micro, small or medium capitalization involve certain risks that may differ from, or be greater than, those for larger companies, such as higher volatility, lower trading volume, fewer business lines and lack of public information.

   Exchange-Traded Notes Risk is the risk that ETNs in which the Fund may invest are subject to credit risk and the value of an ETN may vary and may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or other relevant markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events. ETNs are debt securities whose returns are linked to a particular index. The Fund will bear its proportionate share of any fees and expenses borne by the ETN.

   Non-Diversification Risk is the risk that an investment in the Fund could fluctuate in value more than an investment in a diversified fund. As a non-diversified fund for purposes of the Investment Company Act of 1940 (the “1940 Act”), the Fund may invest a larger portion of its assets in the securities of a few issuers than a diversified fund. A non-diversified fund’s investment in fewer issuers may result in the Fund’s shares being more sensitive to the economic results of those issuers.

   Portfolio Turnover Risk is the risk that the Fund’s high portfolio turnover will increase its transaction costs and may result in increased realization of net short-term capital gains (which are taxable to shareholders as ordinary income when distributed to them), higher taxable distributions and lower after-tax performance.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Performance
This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund commenced operations on or following the date of this Prospectus, the bar chart and table are not shown. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.